PGIM S&P 500 Max Buffer ETF - May
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 112.8%
Affiliated Mutual Fund 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $26,872)(wb)	26,872	$26,872
Options Purchased*~ 111.8%
(cost $2,566,364)		2,859,525

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 112.8% (cost $2,593,236)		2,886,397
Option Written*~ (12.8)%
(premiums received $93,901)		(327,302)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $2,499,335)		2,559,095
Liabilities in excess of other assets(z) (0.0)%		(980)

Net Assets 100.0%		$2,558,115

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/26	$5.55		45		5	$2,803,950
SPDR S&P 500 ETF Trust	Put	04/30/26	$554.54		45		5	55,575
Total Options Purchased (cost $2,566,364)								$2,859,525
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/26	$592.91		45		5	$(327,302)
(premiums received $93,901)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1